Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-14194
Entity Registrant Name	GRUPO TMM SAB
Entity Central Index Key	0001163560
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Convento de Acolman 58-B
Entity Address, Address Line Two	Colonia Jardines de Santa Monica
Entity Address, Postal Zip Code	54050
Entity Address, City or Town	State of México
Entity Address, Country	MX
Title of 12(g) Security	American Depositary Shares
Entity Common Stock, Shares Outstanding	174,553,127
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1245
Auditor Name	Grant Thornton, S.C.
Auditor Location	Mexico City, Mexico
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Convento de Acolman 58-B
Entity Address, Address Line Two	Colonia Jardines de Santa Monica
Entity Address, Postal Zip Code	54050
Entity Address, City or Town	State of México
Entity Address, Country	MX
City Area Code	5255
Local Phone Number	5629 8866
Contact Personnel Email Address	veronica.tego@tmm.com.mx
Contact Personnel Name	Verónica Tego Sánchez